Exchange Act-Forms
                                    FORM 13F

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                                                   OMB Number:      3235-0006
                                                   Expires:  October 31, 2000
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 12/31/99
            Check here if Amendment [ ]; Amendment Number: __________
                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Technology Crossover Management II, L.L.C.
________________________________________________________________________________

Address:  575 High Street, Suite 400, Palo Alto, CA 94301_______________________

________________________________________________________________________________

________________________________________________________________________________

Form 13F File Number:  28-______________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:   Robert C. Bensky

Title:  Member

Phone:  973 467-5320

Signature, Place, and Date of Signing:

/s/ Robert C. Bensky
[Signature]

Millburn, New Jersey
[City, State]

February 7, 2000
[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           0
                                                --------------

Form 13F Information Table Entry Total:                     12
                                                --------------

Form 13F Information Table Value Total:               $361,975
                                                --------------
                                                    (thousands)

List of Other Included Managers:

    NONE

                                            FORM 13F INFORMATION TABLE

                                                                                                              Voting Authority
                                                            Value      Shares/ Sh/ Put/ Invstmt          -------------------------
      Name of Issuer         Title of class CUSIP         (x$1000)     PrnAmt  Prn Call Dscretn Managers    Sole     Shared   None
--------------------------   -------------- ---------     -------    --------- --- ---  ------- --------  --------   ------   ----
Autoweb. com, Inc.           Common         053331104      31,859    2,929,608  SH        Sole           2,929,608     0        0
Copper Mountain Networks, I  Common         217510106      77,403    1,587,746  SH        Sole           1,587,746     0        0
Digital Generation Systems,  Common         253921100      14,146    1,985,444  SH        Sole           1,985,444     0        0
Mortgage.com, Inc.           Common         61910V102      25,224    4,339,677  SH        Sole           4,339,677     0        0
HearMe ,Inc.                 Common         421903105       1,412       53,031  SH        Sole              53,031     0        0
HomeStore.com, inc.          Common         437852106      45,251      609,435  SH        Sole*            609,435*    0        0
Intraware, Inc.              Common         46118M103      41,687      521,496  SH        Sole             521,496     0        0
iVillage Inc.                Common         46588H105      12,487      616,634  SH        Sole             616,634     0        0
ONYX Software Corporation    Common         683402101      16,837      455,050  SH        Sole             455,050     0        0
PSW Technologies, Inc.       Common         69364J103       1,326       66,500  SH        Sole              66,500     0        0
Viant                        Common         92553N107      91,058      919,778  SH        Sole              91,058     0        0
Yahoo! Inc.                  Common         984332106       3,285        7,592  SH        Sole**             7,592**   0        0
*Includes 60,945 shares held in escrow
**Includes 7,592 shares held in escrow